Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2020 (Unaudited)

INVESTMENT COMPANIES - 96.57%	Shares	Value
Closed-End Funds - 87.72%
Aberdeen Asia-Pacific Income Fund, Inc.	407,108	$1,376,025
Aberdeen Emerging Markets Equity Income Fund, Inc.	161,825	838,254
Aberdeen Japan Equity Fund, Inc.	114,992	718,700
Adams Diversified Equity Fund, Inc.	209,433	2,636,762
Adams Natural Resources Fund, Inc.	78,272	648,875
Boulder Growth & Income Fund, Inc.	751,246	6,911,463
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	628,904	6,628,648
Central Securities Corp.	360,056	9,296,646
Delaware Investments Minnesota Municipal Income Fund II, Inc.	275,708	3,410,508
Dividend and Income Fund	350,673	3,082,416
Eagle Growth & Income Opportunities Fund	22,624	239,814
Eaton Vance Floating-Rate Income Plus Fund	175,810	2,044,670
First Trust High Income Long/Short Fund	27,849	338,922
First Trust Senior Floating Rate Income Fund II	13,584	129,184
Franklin Universal Trust	158,848	970,561
General American Investors Co., Inc.	287,339	7,881,709
Highland Global Allocation Fund/CEF	340,964	1,483,193
Japan Smaller Capitalization Fund, Inc.	363,423	2,562,132
John Hancock Tax-Advantaged Global Shareholder Yield Fund	90,223	452,017
Latin American Discovery Fund Escrow (a)	71,179	0
Morgan Stanley India Investment Fund, Inc.	298,103	3,818,700
Pioneer Diversified High Income Trust	149,192	1,565,024
Pioneer Floating Rate Trust	63,005	481,988
RMR Real Estate Income Fund	267,127	2,711,339
Royce Global Value Trust, Inc.	299,229	2,405,801
Source Capital, Inc.	171,349	5,258,701
Taiwan Fund, Inc.	188,956	3,108,326
The New Ireland Fund, Inc.	98,329	606,690
The Swiss Helvetia Fund, Inc.	61,192	425,284
THL Credit Senior Loan Fund	38,771	448,193
Vertical Capital Income Fund	310,486	2,601,873
Voya Prime Rate Trust	62,980	233,656
Western Asset Corporate Loan Fund, Inc.	297,331	2,111,050
Western Asset High Income Opportunity Fund, Inc.	257,871	1,085,637
Western Asset Variable Rate Strategic Fund, Inc.	28,296	390,768
		78,903,529
Business Development Companies - 8.85%
Barings BDC, Inc.	194,125	1,452,055
Crescent Capital BDC, Inc.	131,942	1,273,240
Equus Total Return, Inc. (a)	106,919	101,573
FS KKR Capital Corp.	284,713	854,139
Garrison Capital, Inc.	480,021	816,036
MVC Capital, Inc.	239,975	1,048,691
Sutter Rock Capital Corp.	375,907	2,202,815
THL Credit, Inc.	80,055	212,146
		7,960,695
Total Investment Companies (Cost $111,641,117)		86,864,224

PREFERRED STOCKS - 4.13%
Capital Markets - 0.57%
B. Riley Financial, Inc., 6.375%	28,000	513,240
Real Estate Investment Trusts - 2.41%
Brookfield DTLA Fund Office Trust Investor, Inc. - Series A, 7.625%	171,723	2,163,710
Thrifts & Mortgage Finance - 1.15%
Sachem Capital Corp., 7.125%	60,000	1,038,000
Total Preferred Stocks (Cost $6,670,241)		3,714,950

OTHER COMMON STOCKS - 7.18%
Health Care Technology - 0.01%
Change Healthcare, Inc. (a)	1,129	11,279
Media - 0.89%
TEGNA, Inc.	73,800	801,468
Oil, Gas & Consumable Fuels - 0.89%
Texas Pacific Land Trust	2,100	798,021
Professional Services - 1.89%
Hill International, Inc. (a)	1,172,854	1,700,638
Real Estate Investment Trusts - 0.67%
Brookfield Property REIT, Inc.	70,751	600,676
Real Estate Management & Development - 2.32%
Griffin Industrial Realty, Inc.	34,471	1,127,201
Howard Hughes Corp. (a)	12,000	606,240
Trinity Place Holdings, Inc. (a)	190,851	347,349
		2,080,790
Specialized Consumer Services - 0.51%
Franchise Group, Inc. (a)(c)(e)	58,824	461,651
Total Other Common Stocks (Cost $14,263,449)		6,454,523

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 39.72% (a)
Acamar Partners Acquisition Corp.	79,998	787,980
Acamar Partners Acquisition Corp. Units	2	20
AMCI Acquisition Corp.	55,000	558,800
Amplitude Healthcare Acquisition Corp.	158,800	1,516,540
Andina Acquisition Corp. III (f)	120,950	1,217,967
Apex Technology Acquisition Corp. Units	109,400	1,110,410
CF Finance Acquisition Corp.	214,700	2,209,263
CHP Merger Corp. Units	100,000	989,000
Churchill Capital Corp. II Units	1	10
Churchill Capital Corp. III Units	50,000	500,000
DiamondPeak Holdings Corp.	186,614	1,940,786
DiamondPeak Holdings Corp. Units	2	20
dMY Technology Group, Inc. Units	67,275	661,313
Fellazo, Inc. Units (c)(e)(f)	130,000	1,319,500
FinServ Acquisition Corp. Units	109,950	1,108,296
Forum Merger II Corp.	174,739	1,798,064
Galileo Acquisition Corp. (f)	161,812	1,566,340
GigCapital2, Inc.	102,250	1,017,387
Gordon Pointe Acquisition Corp.	58,434	619,400
Gores Holdings IV, Inc. Units	131,700	1,326,219
Graf Industrial Corp.	2,800	28,476
Haymaker Acquisition Corp. II Units	1	10
Haymaker Acquisition Corp. II	40,341	394,938
Healthcare Merger Corp. Units	103,100	1,061,930
HL Acquisitions Corp. (f)	34,456	358,342
Juniper Industrial Holdings, Inc. Units	166,150	1,605,009
Landcadia Holdings II, Inc.	69,000	676,200
LF Capital Acquisition Corp.	136,900	1,403,225
LGL Systems Acquisition Corp. Units	113,653	1,144,486
Longevity Acquisition Corp. (f)	63,286	661,339
Pivotal Investment Corp. II Units	25,000	249,000
PropTech Acquisition Corp. Units	72,500	720,650
RMG Acquisition Corp.	116,400	1,155,212
SC Health Corp. Units (f)	45,715	468,579
Schultze Special Purpose Acquisition Corp.	50,000	506,000
Software Acquisition Group, Inc.	99,934	980,353
Spartan Energy Acquisition Corp.	50,000	506,000
Tenzing Acquisition Corp. (f)	106,605	1,120,419
Tottenham Acquisition I Ltd. (f)	62,474	655,977
Tuscan Holdings Corp. II	182,986	1,784,113
Total Special Purpose Acquisition Vehicles (Cost $35,087,468)		35,727,573

	Shares
LIQUIDATING TRUSTS - 0.09%
Crossroads Liquidating Trust (a)(c)(e)(g)	292,681	84,146
Total Liquidating Trusts (Cost $940,324)		84,146

	Principal
	Amount
CONVERTIBLE NOTES - 2.16%
Emergent Capital, Inc. (b)(h)
5.000%, 02/15/2023	$3,206,898	1,938,377
Total Convertible Notes (Cost $3,094,898)		1,938,377

CORPORATE NOTES - 2.06% (b)
Great Elm Capital Corp.
6.500%, 09/18/2022	27,260	483,865
6.750%, 01/31/2025	5,660	101,880
MVC Capital, Inc.
6.250%, 11/30/2022	57,540	1,267,013
Total Corporate Notes (Cost $2,261,500)		1,852,758

SENIOR SECURED NOTES - 1.56%
Emergent Capital, Inc. (b)(c)(e)
8.500%, 07/28/2021	1,600,000	1,400,000
Total Senior Secured Notes (Cost $1,600,000)		1,400,000

	Shares
WARRANTS - 0.73% (a)
Acamar Partners Acquisition Corp.
Expiration: February 2026	26,666	12,800
Exercise Price: $11.50
Agba Acquisition Ltd.
Expiration: May 2024	51,750	3,105
Exercise Price: $11.50 (f)
Alberton Acquisition Corp.
Expiration: November 2023	70,000	2,100
Exercise Price: $11.50 (f)
Allegro Merger Corp.
Expiration: January 2025	200,080	10,004
Exercise Price: $11.50
Andina Acquisition Corp. III
Expiration: March 2024	120,950	12,095
Exercise Price: $11.50 (f)
Atlas Technical Consultants, Inc.
Expiration: February 2025	50,000	36,000
Exercise Price: $11.50
Big Rock Partners Acquisition Corp.
Expiration: December 2022	43,101	2,797
Exercise Price: $11.50
CF Finance Acquisition Corp.
Expiration: April 2025	30,000	15,000
Exercise Price: $11.50
Churchill Capital Corp. II
Expiration: July 2024	29,554	48,764
Exercise Price: $11.50
DiamondPeak Holdings Corp.
Expiration: April 2024	62,199	27,990
Exercise Price: $11.50
Emergent Capital, Inc.
Expiration: July 2025	640,000	0
Exercise Price: $0.00 (c)(e)
Forum Merger II Corp.
Expiration: September 2025	68,439	18,478
Exercise Price: $11.50
Galileo Acquisition Corp.
Expiration: October 2026	161,812	40,469
Exercise Price: $11.50 (f)

GigCapital2, Inc.
Expiration: July 2024	102,250	31,565
Exercise Price: $11.50
Graf Industrial Corp.
Expiration: December 2025	102,800	10,280
Exercise Price: $11.50
Haymaker Acquisition Corp. II
Expiration: October 2026	13,447	14,119
Exercise Price: $11.50
HL Acquisitions Corp.
Expiration: July 2023	34,456	1,723
Exercise Price: $11.50 (f)
International General Insurance Holdings Ltd.
Expiration: March 2025	113,800	47,796
Exercise Price: $11.50 (f)
KBL Merger Corp. IV
Expiration: January 2024	275,000	15,125
Exercise Price: $11.50
Landcadia Holdings II, Inc.
Expiration: May 2026	23,000	9,179
Exercise Price: $11.50
Legacy Acquisition Corp.
Expiration: November 2022	118,750	29,687
Exercise Price: $11.50
LF Capital Acquisition Corp.
Expiration: June 2023	124,850	22,723
Exercise Price: $11.50
Longevity Acquisition Corp.
Expiration: July 2025	63,286	6,955
Exercise Price: $11.50 (f)
Monocle Acquisition Corp.
Expiration: June 2024	29,751	8,925
Exercise Price: $11.50
Mudrick Capital Acquisition Corp.
Expiration: March 2025	49,182	17,214
Exercise Price: $11.50
Netfin Acquisition Corp.
Expiration: August 2024	44,800	17,472
Exercise Price: $11.50 (f)
Pensare Acquisition Corp.
Expiration: August 2022	19,254	963
Exercise Price: $11.50
RMG Acquisition Corp.
Expiration: February 2026	38,800	24,056
Exercise Price: $11.50
Schultze Special Purpose Acquisition Corp.
Expiration: December 2023	50,000	11,000
Exercise Price: $11.50
Software Acquisition Group, Inc.
Expiration: October 2026	49,967	27,482
Exercise Price: $11.50
Tenzing Acquisition Corp.
Expiration: August 2025	23,358	2,102
Exercise Price: $11.50 (f)
Tottenham Acquisition I Ltd.
Expiration: June 2025	12,474	524
Exercise Price: $11.50 (f)
Trident Acquisitions Corp.
Expiration: June 2021	175,020	16,627
Exercise Price: $11.50
Tuscan Holdings Corp.
Expiration: April 2026	23,194	9,046
Exercise Price: $11.50

Tuscan Holdings Corp. II
Expiration: July 2025	120,016	25,359
Exercise Price: $11.50
VectoIQ Acquisition Corp.
Expiration: June 2023	38,325	74,734
Exercise Price: $11.50
Wealthbridge Acquisition Ltd.
Expiration: March 2024	40,000	5,080
Exercise Price: $11.50 (f)
Total Warrants (Cost $1,012,819)		659,338

RIGHTS - 0.15% (a)
Agba Acquisition Ltd. (Expiration: May 16,2020) (f)	51,750	4,342
Alberton Acquisition Corp. (Expiration: April 27, 2020) (f)	70,000	13,300
Allegro Merger Corp. (Expiration: April 30, 2020)	200,080	18,007
Andina Acquisition Corp. III (Expiration: July 31, 2020) (f)	120,950	17,175
Big Rock Partners Acquisition Corp. (Expiration: July 23, 2020)	111,602	10,156
GigCapital2, Inc. (Expiration: December 10, 2020)	102,250	11,258
HL Acquisitions Corp. (Expiration: July 2, 2020) (f)	34,456	2,760
KBL Merger Corp. IV	275,000	32,560
Longevity Acquisition Corp. (Expiration: May 28, 2020) (f)	63,286	9,493
Wealthbridge Acquisition Ltd. (Expiration: May 8, 2020) (f)	40,000	18,399
Total Rights (Cost $332,447)		137,450

MONEY MARKET FUNDS - 9.47%
Fidelity Institutional Government Portfolio - Class I, 0.310% (d)	4,259,446	4,259,446
STIT-Treasury Portfolio - Institutional Class, 0.319% (d)	4,259,446	4,259,446
Total Money Market Funds (Cost $8,518,892)		8,518,892

Total Investments (Cost $185,423,155) - 163.82%		147,352,231
Liabilities in Excess of Other Assets - (2.01)%		(1,803,326)
Preferred Stock - (61.81)%		(55,599,400)
TOTAL NET ASSETS - 100.00%		$89,949,505

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at March 31, 2020.
(c)	Fair valued securities. The total market value of these securities was $3,265,297, representing 3.63% of net assets. Value determined using significant unobservable inputs.
(d)	The rate shown represents the seven-day yield at March 31, 2020.
(e)	Illiquid securities. The total market value of these securities was $3,265,297, representing 3.63% of net assets.
(f)	Foreign-issued security.
(g)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(h)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $1,938,377, represents 2.16% of net assets.

The accompanying notes are an integral part of these schedule of investments.

Special Opportunities Fund, Inc.
Schedule of Securities Sold Short
March 31, 2020 (Unaudited)

SECURITIES SOLD SHORT - (1.25)%	Shares	Value
EXCHANGE TRADED FUNDS - (1.25)%
iShares MSCI India ETF	(46,600)	$(1,123,526)
Total Exchange Traded Funds (Proceeds $1,111,344)		(1,123,526)

Total Securities Sold Short (Proceeds $1,111,344)		$(1,123,526)

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, liquidation claims and warrants are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies
Closed-End Funds	$78,903,529	$-	$-	$78,903,529
Business Development Companies	7,960,695	-	-	7,960,695
Preferred Stocks
Capital Markets	513,240	-	-	513,240
Real Estate Investment Trusts	2,163,710	-	-	2,163,710
Thrifts & Mortgage Finance	1,038,000	-	-	1,038,000
Other Common Stocks
Health Care Technology	11,279	-	-	11,279
Media	801,468	-	-	801,468
Oil, Gas & Consumable Fuels	798,021	-	-	798,021
Professional Services	1,700,638	-	-	1,700,638
Real Estate Investment Trusts	600,676	-	-	600,676
Real Estate Management & Development	2,080,790	-	-	2,080,790
Specialized Consumer Services	-	-	461,651	461,651
Special Purpose Acquisition Vehicles	26,655,170	7,752,903	1,319,500	35,727,573
Liquidating Trusts	-	-	84,146	84,146
Convertible Notes	-	1,938,377	-	1,938,377
Corporate Notes	-	1,852,758	-	1,852,758
Senior Secured Notes	-	-	1,400,000	1,400,000
Warrants	594,031	65,307	0	659,338
Rights	61,959	75,491	-	137,450
Money Market Funds	8,518,892	-	-	8,518,892
Total	$132,402,098	$11,684,836	$3,265,297	$147,352,231

Liabilities:
Securities Sold Short	$(1,123,526)	$-	$-	$(1,123,526)

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Special Opportunities Fund

The fair value of derivative instruments as reported within the Schedule of Investments as of March 31, 2020:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$659,338

The effect of derivative instruments on the income for the period ended March 31, 2020:
	Amount of Realized Loss on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Loss on investments	$(221,172)

	Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized depreciation of investments	$(180,759)

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Other Common Stocks	Special Purpose Acquisition Vehicles		Liquidating Trusts	Senior Secured Notes	Warrants
Balance as of 12/31/2019	$-	$-		$98,945	$1,400,000	$0
Dispositions	1,000,006	-		(20,719)	-	-
Transfers into (out of) Level 3	-	1,313,000	(1)	-	-	-
Corporate Actions	-	-		-	-	-
Realized Gain (Loss)	-	-		(473,422)	-	-
Change in unrealized appreciation (depreciation)	(538,355)	6,500		479,342	-	-
Balance as of 3/31/2020	$461,651	$1,319,500		$84,146	$1,400,000	$0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2020	$(538,355)	$6,500		$-	$-	$-

(1) Tranfer into Level 3 is due to a security currently being priced by the Adviser that was previously obtaining a price by ICE.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020:

Category	Fair Value March 31, 2020	Valuation Methodologies		Unobservable Input	Range
Other Common Stocks	$461,651	Last trade price less 10% haircut (Shares un-registered)		Financial Assessments/ Company Announcements	$5.82-17.00
Special Purpose Acquisition Vehicles	1,319,500	Last traded Price before trade halt		Financial Assessments/ Company Announcements	10.08-10.50
Liquidating Trusts	84,146	Last Traded Price		Financial Assessments/ Company Announcements and Discount to Liquidation Value	0.05-0.2875
Senior Secured Notes	1,400,000	Company-Specific Information		Terms of the Note/ Financial Assessments/ Company Announcements	87.50
Warrants	0	Last Traded Price		Market Assessments	0.00